Property, Plant, and Equipment - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 58.3	$ 57.1	$ 76.3	$ 73.5	$ 58.7